Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Entity tax identification number	91-1996083
Plan number	002
Notes receivable from participants:	$ 9,962,267
Asset held for investment	$ 2,102,907,612
Minimum
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Participant loan, interest rate (in percentage)	4.25%
Maximum
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Participant loan, interest rate (in percentage)	9.50%
Mutual funds
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment	$ 161,146,928
Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	145,882	166,182
Investment	$ 41,338,094
Common collective trust funds
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment	1,758,484,477
Various mutual funds and common stocks
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment	$ 131,975,846
Investment, Identifier [Axis]: Common/collective trust funds | Conestoga Small Cap Trust Class A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	1,051,444
Investment	$ 19,956,398
Investment, Identifier [Axis]: Common/collective trust funds | Fidelity ContraFund Commingled Pool
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	3,409,578
Investment	$ 189,777,129
Investment, Identifier [Axis]: Common/collective trust funds | Fidelity Managed Income Portfolio Fund Class 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	508,068
Investment	$ 508,068
Investment, Identifier [Axis]: Common/collective trust funds | Fidelity Managed Income Portfolio Fund Class 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	26,524,574
Investment	$ 26,524,574
Investment, Identifier [Axis]: Common/collective trust funds | Fidelity Spartan 500 Index Pool Class C
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	1,196,893
Investment	$ 388,822,611
Investment, Identifier [Axis]: Common/collective trust funds | Fidelity Spartan Extended Market Index Pool Class C
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	246,515
Investment	$ 46,916,815
Investment, Identifier [Axis]: Common/collective trust funds | Fidelity Spartan International Index Pool Class C
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	308,263
Investment	$ 54,901,723
Investment, Identifier [Axis]: Common/collective trust funds | Loomis Sayles Core Plus Fixed Income Trust Class F
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	2,860,666
Investment	$ 52,178,540
Investment, Identifier [Axis]: Common/collective trust funds | TS&W Mid Cap Value Trust Class M
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	4,074,928
Investment	$ 43,642,782
Investment, Identifier [Axis]: Common/collective trust funds | TimesSquare Mid Cap Growth Class A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	1,214,905
Investment	$ 23,922,931
Investment, Identifier [Axis]: Common/collective trust funds | Vanguard Target Retirement 2020 Trust I
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	69,037
Investment	$ 5,858,470
Investment, Identifier [Axis]: Common/collective trust funds | Vanguard Target Retirement 2025 Trust I
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	196,778
Investment	$ 18,105,562
Investment, Identifier [Axis]: Common/collective trust funds | Vanguard Target Retirement 2030 Trust I
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	527,793
Investment	$ 51,660,419
Investment, Identifier [Axis]: Common/collective trust funds | Vanguard Target Retirement 2035 Trust I
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	874,126
Investment	$ 91,888,169
Investment, Identifier [Axis]: Common/collective trust funds | Vanguard Target Retirement 2040 Trust I
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	1,055,899
Investment	$ 120,171,922
Investment, Identifier [Axis]: Common/collective trust funds | Vanguard Target Retirement 2045 Trust I
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	1,483,590
Investment	$ 177,689,536
Investment, Identifier [Axis]: Common/collective trust funds | Vanguard Target Retirement 2050 Trust I
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	1,388,472
Investment	$ 171,837,300
Investment, Identifier [Axis]: Common/collective trust funds | Vanguard Target Retirement 2055 Trust I
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	823,721
Investment	$ 124,315,995
Investment, Identifier [Axis]: Common/collective trust funds | Vanguard Target Retirement 2060 Trust I
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	654,832
Investment	$ 51,941,310
Investment, Identifier [Axis]: Common/collective trust funds | Vanguard Target Retirement 2065 Trust I
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	388,300
Investment	$ 18,941,281
Investment, Identifier [Axis]: Common/collective trust funds | Vanguard Target Retirement 2070 Trust I
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	100,819
Investment	$ 2,998,349
Investment, Identifier [Axis]: Common/collective trust funds | Vanguard Target Retirement Income Fund Trust I
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	76,758
Investment	$ 5,809,060
Investment, Identifier [Axis]: Common/collective trust funds | Winslow Large Cap Growth CIT Class M
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	419,176
Investment	$ 70,115,533
Investment, Identifier [Axis]: Registered investment companies | DFA US Small-Cap Value Portfolio
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	361,594
Investment	$ 18,672,714
Investment, Identifier [Axis]: Registered investment companies | Dodge & Cox International Stock Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	4,036,050
Investment	$ 66,433,379
Investment, Identifier [Axis]: Registered investment companies | Fidelity Diversified International Fund K6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	1,540,786
Investment	$ 27,302,729
Investment, Identifier [Axis]: Registered investment companies | T. Rowe Price Institutional Large-Cap Value Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	778,826
Investment	$ 17,835,121
Investment, Identifier [Axis]: Registered investment companies | Vanguard Total Bond Market Index Fund Institutional
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Investment, number of shares (in shares)	3,163,049
Investment	$ 30,902,985